Line of Credit and Notes Payable - Schedule of Line of Credit and Notes Payable, Net of Discount (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	$ 3,440,743	$ 1,934,583	$ 220,000
Less: Current portion	(1,944,710)	(433,983)	(220,000)
Less: Fair value adjustment for debt	(906,659)	(906,659)	0
Total notes payable, net of current portion	589,374	593,941	0
Note Payable Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	336,983	336,983	0
Note Payable Issued December 1, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	1,500,600	1,500,600	0
Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	64,000	64,000	0
Note Payable Issued November 29, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	33,000	33,000	$ 0
May 2025 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	325,887	0
March 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	590,507	0
March 2025 Convertible Note [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	81,747	0
September 2025 Promissory Note [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable and line of credit	$ 508,019	$ 0